SALOMON BROTHERS SERIES FUNDS INC

On behalf of

Salomon Brothers All Cap Value Fund

Salomon Brothers Large Cap Growth Fund

Salomon Brothers Short/Intermediate U.S. Government Fund

Salomon Brothers Strategic Bond Fund

SUPPLEMENT DATED AUGUST 22, 2005 TO THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2005

The following information amends and supercedes, as applicable, the disclosure in the Prospectus and the Statement of Additional Information of the Salomon Brothers Series Funds Inc (the “Company”) with respect to the Salomon Brothers All Cap Value Fund, the Salomon Brothers Large Cap Growth Fund, Salomon Brothers Short/Intermediate U.S. Government Fund and the Salomon Brothers Strategic Bond Fund (each a “Fund”):

Effective October 1, 2005, the Board of Directors of the Company has approved amendments to the management contracts between each Fund and Salomon Brothers Asset Management Inc to incorporate the services provided under the current administration agreement into the Fund’s management contract. In connection with the amendment of each Fund’s management contract, the Board of Directors of the Company also approved the termination of each Fund’s current administration agreement effective as of October 1, 2005.

In addition, effective October 1, 2005, the Board of Directors has approved the following amendments to the management contracts of the Funds set forth below:

Effective October 1, 2005, the combined fee under the management contract for Salomon Brothers Large Cap Growth Fund will be calculated in accordance with the following breakpoint schedule with the combined fee reduced at breakpoints beginning at asset levels over $1 billion:

Breakpoint Schedule Based on Net Assets of the Fund	Total Management Fee
First $1 Billion	0.750%
Next $1 Billion	0.725%
Next $3 Billion	0.700%
Next $5 Billion	0.675%
Over $10.00 Billion	0.650%

Effective October 1, 2005, the combined fee under the management contract for Salomon Brothers Short/Intermediate U.S. Government Fund will be reduced from 0.65% to 0.55% for asset levels up to $1 billion and will be calculated in accordance with the following breakpoint schedule with the combined fee reduced at breakpoints beginning at asset levels over $1 billion:

Breakpoint Schedule Based on Net Assets of the Fund	Total Management Fee
First $1 Billion	0.550%
Next $1 Billion	0.525%
Next $3 Billion	0.500%
Next $5 Billion	0.475%
Over $10.00 Billion	0.450%

Effective October 1, 2005, the combined fee under the management contract for Salomon Brothers Strategic Bond Fund will be reduced from 0.80% to 0.65% for asset levels up to $1 billion and will be calculated in accordance with the following breakpoint schedule with the combined fee reduced at breakpoints beginning at asset levels over $1 billion:

Breakpoint Schedule Based on Net Assets of the Fund	Total Management Fee
First $1 Billion	0.650%
Next $1 Billion	0.625%
Next $3 Billion	0.600%
Next $5 Billion	0.575%
Over $10 Billion	0.550%

SAM #0756